DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments (Details) bbl in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) bbl	Dec. 31, 2020 USD ($)
Derivatives, Fair Value [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current
Natural Gas Liquids
Derivatives, Fair Value [Line Items]
Notional Amount (BBL in thousands) | bbl	244
Fair Value of Assets | $	$ 2,220	$ 0
Minimum | Natural Gas Liquids
Derivatives, Fair Value [Line Items]
Remaining term	1 month
Maximum | Natural Gas Liquids
Derivatives, Fair Value [Line Items]
Remaining term	3 months